Bank Loans and Notes Payables - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value			$ 81,805		$ 83,360
Cash flow Repayments		$ (1,086)	(20,460)	[2]	(15,957)	$ (13,109)
Cash flow Proceeds		$ 569	10,736	[2]	15,426	12,488
New leases			215
Others			(21)
Non-cash flows liability offset					(2,036)
Non-cash flows foreign exchange movements			(1,627)		1,157
Non- cash flows translation Effect			(594)		(145)
Carrying value			71,360		81,805	83,360
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value			1,382		2,057
Cash flow Repayments			(852)		(5,188)
Cash flow Proceeds			503		4,138
New leases			0
Others			0
Non-cash flows liability offset					0
Non-cash flows foreign exchange movements			0		0
Non- cash flows translation Effect			(151)		375
Carrying value			882		1,382	2,057
Short-term borrowings [member] | Short term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value			1,382		2,057
Cash flow Repayments			(852)		(5,188)
Cash flow Proceeds			503		4,138
New leases			0
Others			0
Non-cash flows liability offset					0
Non-cash flows foreign exchange movements			0		0
Non- cash flows translation Effect			(151)		375
Carrying value			882		1,382	2,057
Short-term borrowings [member] | Short term notes payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value			0		0
Cash flow Repayments			0		0
Cash flow Proceeds			0		0
New leases			0
Others			0
Non-cash flows liability offset					0
Non-cash flows foreign exchange movements			0		0
Non- cash flows translation Effect			0		0
Carrying value			0		0	0
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value			80,423		81,303
Cash flow Repayments			(19,608)		(10,769)
Cash flow Proceeds			10,233		11,288
New leases			0
Others			0
Non-cash flows liability offset					(2,036)
Non-cash flows foreign exchange movements			(1,590)		1,157
Non- cash flows translation Effect			(363)		(520)
Carrying value			69,095		80,423	81,303
Long-term borrowings [member] | Long term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value			16,572		6,563
Cash flow Repayments			(14,926)		(1,702)
Cash flow Proceeds			10,233		11,278
New leases			0
Others			0
Non-cash flows liability offset					0
Non-cash flows foreign exchange movements			0		0
Non- cash flows translation Effect			(303)		433
Carrying value			11,576		16,572	6,563
Long-term borrowings [member] | Long term notes payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value			63,841		74,740
Cash flow Repayments			(4,674)		(9,067)
Cash flow Proceeds			0		0
New leases			0
Others			0
Non-cash flows liability offset					(2,036)
Non-cash flows foreign exchange movements			(1,589)		1,157
Non- cash flows translation Effect			(59)		(953)
Carrying value			57,519		63,841	74,740
Long-term borrowings [member] | Long- term lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value			10		0
Cash flow Repayments			(8)		0
Cash flow Proceeds			0		10
New leases			0
Others			0
Non-cash flows liability offset					0
Non-cash flows foreign exchange movements			(1)		0
Non- cash flows translation Effect			(1)		0
Carrying value			0		10	$ 0
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value			1,798
Cash flow Repayments			(492)
Cash flow Proceeds			0
New leases			215
Others			(21)
Non-cash flows foreign exchange movements	[3]		(37)
Non- cash flows translation Effect	[3]		(80)
Carrying value			$ 1,383	[3]	$ 1,798

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Begining Dtae as of adoption date ; January 1st 2019.